UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street Jeffersonville, IN	47130

(Address of principal executive offices)	(Zip code)
BISYS Fund Services 3435 Stelzer Road Columbus OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-858-6127
Date of fiscal year end: June 30, 2007
Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

New Covenant Funds
Growth Fund
Schedule of Investments	September 30, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
Common Stocks (97.9%):
Advertising (1.0%):
342,300	Interpublic Group of Cos., Inc. (b) (L)	$3,388,770
6,600	Live Nation, Inc. (b) (L)	134,772
60,600	Omnicom Group, Inc.	5,672,160
7,663	PagesJaunes SA	217,412

		9,413,114

Aerospace (0.0%):
3,000	Armor Holdings, Inc. (b) (L)	171,990
13,200	Empresa Brasileira de Aeronautica SA (R)	129,080

		301,070

Automotive (1.4%):
4,700	Aftermarket Technology Corp. (b) (L)	83,472
5,500	Bayerische Motoren Werke AG	294,464
29,400	BorgWarner, Inc.	1,680,798
8,400	DaimlerChrysler AG	420,362
52,500	Goodyear Tire & Rubber Co. (b) (L)	761,250
99,400	Honda Motor Co. Ltd. (L)	3,342,821
28,300	Johnson Controls, Inc.	2,030,242
26,000	NGK Spark Plug Co	516,476
80,100	Nissan Motors	897,690
15,550	Noble International, Ltd.	194,531
2,100	Renault SA	240,583
3,300	Scania AB, Class B	196,833
31,400	Suzuki Motor Corp.	797,967
14,180	Tenneco Automotive, Inc. (b)	331,670
9,900	Volkswagen AG	845,523
3,600	Volkswagen AG PFD	212,164

		12,846,846

Banking (7.1%):
20,942	ABN AMRO Holdings NV	610,074
48,900	ABSA Group, Ltd.	626,753
111,008	Akbank Turk Anonim Sirketi	569,743
48,000	Banca Intesa Spa	315,533
77,900	Banco Bilbao Vizcaya	1,800,683
56,300	Banco Santander Central Hispano SA	889,225
370,091	Bank of America Corp.	19,825,776
49,000	Bank of East Asia, Ltd.	223,556
34,000	Bank of Yokohama, Ltd.	267,853
10,295	Banque Nationale de Paris	1,106,407
16,500	Barclays Plc	207,706
125,000	BOC Hong Kong (Holdings) Ltd.	280,737
3,500	Canadian Imperial Bank of Commerce	264,367
498,000	China Construction Bank (R)	215,382
13,000	City Holding Co. (L)	518,310
45,400	Comerica, Inc.	2,584,168
6,409	Commerzbank AG	216,902
6,350	Credit Suisse Group	366,483
18,600	Depfa Bank Plc	343,485
2,200	Deutsche Bank AG	265,916
21,700	Doral Financial Corp. (L)	143,003

Shares
or
Principal	Security
Amount	Description	Value
2,000	Downey Financial Corp. (L)	133,080
8,900	East West Bancorp, Inc. (L)	352,529
8,200	Farmers Capital Bank Corp. (L)	277,734
2,920	First Citizens Bancshares, Inc., Class A (L)	558,012
5,900	First Community Bancorp (L)	330,105
7,500	First Regional Bancorp (b) (L)	255,525
8,200	Flagstar Bancorp, Inc. (L)	119,310
12,800	Fortis	518,796
12,000	HSBC Holdings Plc	218,408
51,156	JPMorgan Chase & Co.	2,402,286
22,392	Kookmin Bank – ADR	1,747,248
62,400	Lloyds TSB Group Plc	628,755
6,432	Macquarie Bank Ltd.	331,801
13	Mitsubishi Tokyo Financial Group, Inc.	167,387
132	Mizuho Financial Group, Inc.	1,024,244
3,300	Omega Financial Corp. (L)	99,231
8,600	Peoples Bancorp, Inc. (L)	251,378
841,500	PT Bank Mandiri	212,200
14,600	R & G Financial Corp. (L)	108,770
41,100	Royal Bank of Scotland Group Plc	1,411,656
8,200	SanPaolo IMI Spa	172,928
3,400	SCBT Financial Corp. (L)	127,160
3,600	Societe Generale	572,246
59,400	Standard Bank	595,370
14,000	Standard Chartered Plc	357,701
267	Sumitomo Mitsui Financial Group	2,804,574
13,500	SVB Financial Group (b) (L)	602,640
80,001	Turkiye Garanti Bankasi AG	237,354
209,400	U.S. Bancorp	6,956,268
4,000	Unibanco – GDR	296,000
123,000	Wachovia Corp.	6,863,400
78,300	Wells Fargo & Co.	2,832,894
4,200	Wintrust Financial Corp. (L)	210,630

		65,419,682

Broadcasting and Media (2.7%):
73,100	CBS Corp.	2,059,227
17,000	CKX, Inc. (b) (L)	211,650
114,872	Comcast Corp., New Class A (b) (L)	4,233,033
7,600	Comcast Corp., Special Class A (b)	279,756
151,200	DIRECTV Group, Inc. (b)	2,975,616
17,900	Entravision Communications Corp. (b)	133,176
59,400	Gemstar-TV Guide International, Inc. (b)	197,208
35,200	Grupo Televisa	748,352
39,100	Liberty Media Holding Corp. – Capital (b)	3,267,587
10,400	Naspers Ltd.	160,225
295,900	Time Warner, Inc.	5,394,256
132,800	Viacom, Inc., Class B (b)	4,937,504
10,800	Vivendi SA	388,900

		24,986,490

Chemicals (1.1%):
7,400	CF Industries Holdings, Inc.	126,318
12,500	Dow Chemical Co.	487,250
7,200	Imperial Chemical Industries Plc	53,420
6,200	Innospec, Inc. (L)	184,140
132,900	Lyondell Chemical Co. (L)	3,371,673
152,100	Mosaic Co., Inc. (b) (L)	2,570,490
16,000	Nitto Denko Corp.	948,751
7,500	Pioneer Cos., Inc. (b) (L)	183,825
7,600	Potash Corp. of Saskatchewan, Inc.	790,525

Shares
or
Principal	Security
Amount	Description	Value
18,600	Symyx Technologies, Inc (b)	394,134
12,300	Takeda Chemical Industries	767,903
8,500	UAP Holding Corp. (L)	181,645

		10,060,074

Commercial Services (1.3%):
16,369	Aaron Rents, Inc. (L)	376,160
162,500	Accenture Ltd.	5,152,874
400	Corporate Executive Board Co.	35,964
17,790	CSG Systems International, Inc. (b) (L)	470,190
10,680	Gevity HR, Inc. (L)	243,290
16,290	John H. Harland Co. (L)	593,771
11,400	McGrath Rentcorp (L)	291,840
77,800	Move, Inc. (b)	381,998
9,900	Pitney Bowes, Inc.	439,263
4,300	Steiner Leisure Ltd. (b)	180,815
18,800	Weight Watchers International, Inc. (L)	833,592
181,800	Xerox Corp. (b)	2,828,808

		11,828,565

Computer Services and Software (6.6%):
13,300	Activision, Inc. (b)	200,830
38,000	Actuate Corp. (b)	167,960
27,300	Adobe Systems, Inc. (b)	1,022,385
9,200	Advent Software, Inc. (b) (L)	333,132
32,900	Affiliated Computer Services Inc., Class A (b) (L)	1,706,194
6,420	ANSYS, Inc. (b) (L)	283,636
39,900	Automatic Data Processing, Inc.	1,888,866
32,000	Brocade Communications Systems, Inc. (b)	225,920
432,200	Cisco Systems, Inc. (b)	9,940,600
5,400	Dassault Systemes SA	303,473
30,300	DST Systems, Inc. (b)	1,868,601
21,200	Earthlink, Inc. (b)	154,124
2,600	FactSet Research Systems, Inc.	126,282
177,800	Hewlett Packard Co.	6,523,482
16,200	Infosys Technologies Ltd. (L)	773,226
8,700	Infousa, Inc. (L)	72,210
22,200	InterDigital Communications Corp. (b) (L)	757,020
100,300	International Business Machines Corp.	8,218,582
8,300	Intuit, Inc. (b)	266,347
26,800	Jack Henry & Associates, Inc. (L)	583,436
8,190	Komag, Inc. (b) (L)	261,752
10,169	L-1 Identity Solutions, Inc. (b) (L)	132,705
782,000	Lenovo Group Ltd.	307,100
22,900	Lexmark International, Inc. (b)	1,320,414
6,100	Manhattan Associates, Inc. (b)	147,254
495,300	Microsoft Corp.	13,536,549
4,170	Microstrategy, Inc. (b) (L)	424,631
17,120	Parametric Technology Corp. (b)	298,915
17,100	Radyne Corp. (b) (L)	209,304
19,400	Red Hats, Inc. (b) (L)	408,952
4,900	Renaissance Learning, Inc. (L)	70,119
800	Riverbed Technology, Inc. (b)	15,600
1,200	Salesforce.com, Inc. (b)	43,056
3,400	SAP AG	673,954
164,300	Seagate Technology	3,793,687
12,000	Sonic Solutions (b) (L)	182,880
7,070	Sybase, Inc. (b)	171,377
12,500	Sykes Enterprises, Inc. (b) (L)	254,375
8,200	Syntel, Inc. (L)	185,730
8,600	TALX Corp. (L)	210,872
24,200	THQ, Inc. (b) (L)	705,914
8,480	Transaction Systems Architects, Inc. (b) (L)	291,034

Shares
or
Principal	Security
Amount	Description	Value
12,000	Trend Micro, Inc.	351,715
36,130	United Online, Inc. (L)	440,063
100,100	Wind River Systems, Inc. (b) (L)	1,072,071

		60,926,329

Construction and Building Materials (0.9%):
31,030	Bouygues SA	1,657,774
18,581	CRH Plc	628,137
12,930	Eagle Materials	435,482
1,400	Granite Construction, Inc.	74,690
2,900	Grupo Ferrovial SA	232,876
9,641	Holcim Ltd.	785,985
28,000	Jacobs Engineering Group, Inc. (b)	2,092,439
3,400	Lafarge SA	438,393
5,600	Orascom Construction Industries - GDR (R)	488,127
1,062	Orascom Construction Industries - GDR (R)	92,570
6,900	Quanex Corp. (L)	209,415
39,063	Rinker Group Ltd.	405,061
18,000	Stanley Works	897,300
700	Washington Group International, Inc.	41,202

		8,479,451

Consumer Products (3.5%):
60,309	Amcor Ltd.	334,280
82,500	Avon Products, Inc.	2,529,450
31,000	Cintas Corp.	1,265,730
26,500	Clorox Co.	1,669,500
18,900	Colgate-Palmolive Co.	1,173,690
21,100	Crocs, Inc. (b) (L)	716,345
4,000	Deckers Outdoor Corp. (b) (L)	189,280
26,600	Estee Lauder Cos., Inc., Class A	1,072,778
83,700	General Mills, Inc.	4,737,420
9,500	Harman International Industries, Inc.	792,680
13,400	Herman Miller, Inc.	458,414
5,300	K-Swiss, Inc. (L)	159,318
77,200	Kimberly-Clark Corp.	5,045,792
26,600	Knoll, Inc.	537,320
6,700	L’OREAL SA	679,742
74,000	Li & Fung Ltd.	183,860
8,600	Mannatech, Inc. (L)	152,392
3,800	Michelin	278,194
40,280	NIKE, Inc., Class B	3,529,334
14,000	Nikon Corp.	289,369
2,600	Nintendo Co.	536,078
61,822	Procter & Gamble Co.	3,831,728
15,000	Skechers U.S.A., Inc., Class A (b) (L)	352,650
4,820	Stanley Furniture Co., Inc. (L)	102,714
64,900	Tempur-Pedic International, Inc. (b) (L)	1,114,333
37,000	Toto Ltd.	349,157
5,800	WD-40 Co. (L)	206,886

		32,288,434

Diversified Operations (3.1%):
59,100	3M Co.	4,398,222
7,600	Acuity Brands, Inc. (L)	345,040
39,001	Brambles Industries Ltd.	370,959
17,000	Crane Co.	710,600
52,100	Dover Corp.	2,471,624
148,128	First Data Corp.	6,221,376
283,300	General Electric Co.	10,000,490
5,040	Harsco Corp.	391,356
51,500	IOI Corp. Berhad	226,343
9,500	Martha Stewart Living Omnimedia, Inc., Class A (L)	168,720

Shares
or
Principal	Security
Amount	Description	Value
31,500	Mitsubishi Corp.	592,376
12,000	Mitsui & Co., Ltd.	152,681
4,400	Rofin-Sinar Technologies, Inc. (b) (L)	267,388
9,500	Shin-Etsu Chemical Co., Ltd.	606,777
71,000	Sumitomo Corp.	885,921
59,000	Swire Pacific Ltd., Class A	616,350

		28,426,223

Electronics (4.5%):
7,400	Advanced Energy Industries, Inc. (b) (L)	126,096
92,500	Altera Corp. (b)	1,700,150
30,600	Amkor Technology, Inc. (b) (L)	157,896
62,400	Arm Holdings Plc	136,939
21,939	AU Optronics Corp. – ADR (L)	312,631
12,700	Benchmark Electronics, Inc. (b) (L)	341,376
19,700	Cirrus Logic, Inc. (b) (L)	143,613
20,800	Cree Research, Inc. (b) (L)	418,288
8,110	Diodes, Inc. (b) (L)	350,109
5,200	Eagle Test Systems, Inc. (b) (L)	85,904
3,500	Elpida Memory, Inc. (b) (R)	158,916
68,100	Emerson Electric Co.	5,710,865
5,800	Fanuc Co., Ltd.	452,994
341,900	Flextronics International Ltd. (b)	4,321,616
96,200	Freescale Semiconductor, Inc., Class A (b)	3,660,410
21,600	Garmin Ltd. (L)	1,053,648
4,400	Hirose Electric Co., Ltd.	583,312
45,822	Hon Hai Precision Industry Co., Ltd.	557,933
7,700	Intersil Corp., Class A	189,035
103,500	Lam Research Corp. (b)	4,691,654
72,700	Lattice Semiconductor Corp. (b)	495,814
13,300	LG. Philips LCD Co., Ltd. (b) (L)	220,647
111,900	MEMC Electronic Materials, Inc. (b)	4,098,897
50,400	Microchip Technology, Inc.	1,633,968
10,600	Multi-Fineline Electronix, Inc. (b) (L)	268,922
30,000	Nippon Electric Glass Co., Ltd.	662,008
44	Nippon Telegraph & Telephone Corp.	216,180
17,100	Novellus Systems, Inc. (b)	472,986
67,200	OmniVision Technologies, Inc. (b) (L)	958,944
34,000	ON Semiconductor Corp. (b)	199,920
38,800	Pixelworks, Inc. (b) (L)	114,460
5,000	Plexus Corp. (b)	96,000
12,600	PortalPlayer, Inc. (b) (L)	142,128
3,700	Rohm Co., Ltd.	343,829
3,624	Samsung Electornics – GDR	1,272,024
300	Samsung Electronics Co., Ltd.	210,571
8,200	Sony Corp.	332,029
28,300	Synopsis, Inc. (b)	558,076
139,116	Taiwan Semiconductor – ADR (L)	1,335,514
43,100	Teradyne, Inc. (b)	567,196
5,000	Tokyo Electron, Ltd.	369,759
77,000	Toshiba Corp.	499,636
21,800	TTM Technologies, Inc. (b) (L)	255,060
12,500	Ushio, Inc.	269,483
2,600	Yamada Denki Co., Ltd.	260,771
12,600	Zoran Corp. (b)	202,608

		41,210,815

Energy (2.4%):
144,100	AES Corp. (b)	2,938,199
43,700,000	Companhia Energetica de Sao Paulo (b) (R)	392,696
166,700	El Paso Corp.	2,273,788

Shares
or
Principal	Security
Amount	Description	Value
1,100	Energy Conversion Devices, Inc. (b) (L)	40,744
39,474	Exelon Corp.	2,389,756
7,200	FirstEnergy Corp.	402,192
7,400	Iberdrola SA	330,859
6,990	Korea Electric Power Corp.	136,655
9,300	NorthWestern Corp. (L)	325,314
17,900	Oklahoma Gas & Electric Co. (L)	646,369
24,400	Pepco Holdings, Inc. (L)	589,748
63,600	PG&E Corp. (L)	2,648,940
3,800	Reliance Energy Ltd. – GDR	118,750
7,102	Reliance Energy Ventures Ltd. (R) (b) (c)	9,988
11,000	Scottish & Southern Energy Plc	270,778
14,400	Tokyo Electric Power Co.	414,740
44,000	Tokyo Gas Ltd.	220,652
44,400	TXU Corp.	2,775,888
7,667	UIL Holdings Corp. (L)	287,513
14,030	Westar Energy, Inc. (L)	329,845
53,800	Williams Co., Inc.	1,284,206
156,400	Xcel Energy, Inc. (L)	3,229,659

		22,057,279

Entertainment and Leisure (1.1%):
3,900	Ambassadors Group, Inc. (L)	110,292
6,200	Carnival Plc	295,861
42,300	K2, Inc. (b) (L)	496,179
23,800	Regal Entertainment Group (L)	471,716
299,500	Walt Disney Co.	9,257,545

		10,631,593

Financial Services (7.2%):
10,000	Accredited Home Lenders (b) (L)	359,400
12,110	Advanta, Class B (L)	446,859
6,400	Affiliated Managers Group, Inc. (b) (L)	640,704
7,400	BlackRock, Inc., Class A	1,102,600
1,800	Calamos Asset Management	52,776
105,246	CapitalSource, Inc. (L)	2,717,452
283,876	Citigroup, Inc.	14,100,121
111,800	Commerce Assets Holdings	201,701
9,420	CompuCredit Corp. (b) (L)	284,578
134,298	Countrywide Credit Industries, Inc.	4,705,802
56,100	E*TRADE Financial Corp. (b)	1,341,912
59,300	Federal Home Loan Mortgage Corp.	3,933,369
3,800	First Marblehead Corp. (L)	263,188
45,000	Fubon Financial Holding Co., Ltd. - GDR (R)	373,217
39,960	Goldman Sachs Group, Inc.	6,760,033
11,300	Greenhill & Co., Inc. (L)	757,326
28,900	HBOS Plc	570,530
2,100	Huron Consulting Group, Inc. (b)	82,320
30,879	ING Groep NV	1,356,764
24,200	Jefferies Group, Inc. (L)	689,700
82,200	Lehman Brothers Holdings, Inc.	6,071,292
62,100	Merrill Lynch & Co.	4,857,462
31,300	Morgan Stanley Dean Witter & Co.	2,282,083
3,000	Morningstar, Inc. (b) (L)	110,700
6,300	OptionsXpress Holdings, Inc. (L)	175,644
7,040	ORIX Corp.	1,947,107
52,700	Paychex, Inc.	1,941,995
24,700	PNC Financial Services Group	1,789,268
7,102	Reliance Capital Ventures Ltd. (R) (b) (c)	8,853
7,300	SEI Investments Co. (L)	410,187
4,980	Shinhan Financial Group Co., Ltd.	224,521
14,600	SWS Group, Inc. (L)	363,394
222,200	TD Ameritrade Holding Corp. (b)	4,188,470
5,800	Triad Guaranty, Inc. (b) (L)	296,786

Shares
or
Principal	Security
Amount	Description	Value
10,560	UBS AG	630,096

		66,038,210

Food and Beverages (3.2%):
20,000	Cadbury Schweppes Plc	212,357
8,000	Coca-Cola Co.	357,440
4,700	Groupe Danone	658,995
62,100	Hormel Foods Corp.	2,234,358
3,200	Imperial Sugar Co. (L)	99,584
4,241	Koninklijke Numico NV	190,692
118,700	Kraft Foods, Inc., Class A (L)	4,232,842
100	Lindt & Spruengli AG	224,713
5,596	Nestle SA	1,946,280
100,000	Pepsi Bottling Group, Inc.	3,550,000
45,300	PepsiAmericas, Inc.	966,702
127,500	PepsiCo, Inc.	8,320,650
12,100	Pyaterochka Holding NV – GDR (R)	240,185
52,300	Sysco Corp.	1,749,435
161,700	Unilever NV – ADR	3,968,118
7,950	Unilever Plc	195,550
17,308	Woolworths Ltd.	261,593

		29,409,494

Forest and Paper Products (0.5%):
27,800	Abitibi-Consolidated, Inc.	69,039
10,800	Bowater, Inc. (L)	222,156
22,400	Longview Fibre Co. (L)	455,168
14,284	Norske Skogsindustrier Asa	215,039
3,200	Universal Forest Products, Inc. (L)	156,960
11,100	UPM-Kymmene Oyj	263,469
52,500	Weyerhaeuser Co.	3,230,325

		4,612,156

Health Services (3.7%):
133,600	Bristol-Myers Squibb Co.	3,329,312
16,200	Candela Corp. (b) (L)	176,742
3,000	Corvel Corp. (b) (L)	105,240
41,450	Coventry Health Care, Inc. (b)	2,135,504
31,900	Express Scripts, Inc., Class A (b)	2,408,131
68,700	Health Management Associates, Inc., Class A (L)	1,435,830
23,700	Healthspring, Inc. (b) (L)	456,225
9,000	Humana, Inc. (b)	594,810
3,100	Lincare Holdings, Inc. (b)	107,384
12,400	Magellan Health Services, Inc. (b)	528,240
82,700	McKesson Corp.	4,359,944
5,700	Molina Heathcare Inc. (b)	201,552
5,500	Odyssey HealthCare, Inc. (b) (L)	77,990
8,300	Pediatrix Medical Group, Inc. (b) (L)	378,480
40,800	Quest Diagnostics, Inc.	2,495,328
44,200	Stryker Corp.	2,191,878
129,320	UnitedHealth Group, Inc.	6,362,544
72,200	Universal Health Services, Inc, Class B	4,326,946
46,000	Varian Medical Systems, Inc. (b)	2,455,940
4,300	WellCare Health Plans, Inc. (b)	243,509

		34,371,529

Hotels and Other Lodging Places (0.1%):
5,000	Accor SA	340,397
4,800	Four Seasons Hotels, Inc. (L)	306,480
24,600	Lodgian, Inc. (b) (L)	326,688
156,000	Shangri-La Asia Ltd.	346,755

		1,320,320

Insurance (6.5%):
71,100	Ace Ltd.	3,891,303
23,131	Aegon NV	433,311
83,400	Aetna, Inc.	3,298,470
43,500	AFLAC, Inc.	1,990,560
2,400	Allianz AG	414,875

Shares
or
Principal	Security
Amount	Description	Value
54,079	American International Group, Inc.	3,583,275
55,600	Aon Corp.	1,883,172
48,590	Arch Capital Group Ltd. (b)	3,084,979
9,500	Aspen Insurance Holdings Ltd. (L)	245,385
79,400	Assurant, Inc.	4,240,754
6,600	Axa	243,095
75,900	Axis Capital Holdings Ltd.	2,632,971
45	Berkshire Hathaway, Inc., Class A (b)	4,311,000
7,900	China Life Insurance Co. – ADR	617,464
37,700	Chubb Corp.	1,958,892
27,700	CIGNA Corp.	3,222,064
6,200	Commerce Group, Inc. (L)	186,310
2,700	FPIC Insurance Group, Inc. (b) (L)	106,947
90,400	Genworth Financial, Inc., Class A	3,164,904
57,800	Hartford Financial Services Group, Inc.	5,014,149
54,200	Insurance Australia Group Ltd.	213,488
89,100	Marsh & McLennan Cos., Inc.	2,508,165
16,500	Millea Holdings, Inc.	573,761
15,000	Mitsui Marine And Fire	187,675
3,100	NYMAGIC, Inc. (L)	98,270
61,700	Promina Group Ltd.	272,948
16,303	QBE Insurance Group Ltd.	297,971
57,600	Reinsurance Group of America, Inc. (L)	2,991,168
2,700	Safety Insurance Group, Inc.	131,382
2,000	Samsung Fire & Marine Insurance Co., Ltd.	307,611
94,739	St. Paul Cos., Inc.	4,442,311
9,993	Swiss Re	762,867
133,900	UnumProvident Corp.	2,596,321
39,300	Yasuda F & M Insurance	515,011

		60,422,829

Internet Services (1.2%):
13,000	Checkfree Corp. (b) (L)	537,160
8,200	Click Commerce, Inc. (b)	185,484
61,800	CNET Networks, Inc. (b) (L)	592,044
2,600	Google, Inc., Class A (b)	1,044,940
11,100	j2 Global Communications, Inc. (b) (L)	301,587
18,100	Packeteer, Inc. (b) (L)	155,841
29,500	Silicon Image, Inc. (b) (L)	375,240
74,600	Softbank Corp.	1,545,083
292,412	Symantec Corp. (b)	6,222,527
6,200	Websense, Inc. (b) (L)	133,982
708	Yahoo Japan Corp.	266,587

		11,360,475

Machinery and Equipment (1.4%):
6,200	Albany International Corp., Class A (L)	197,284
3,400	Cascade Corp. (L)	155,210
79,100	Caterpillar, Inc.	5,204,780
53,400	Fastenal Co. (L)	2,059,638
10,650	Graco, Inc.	415,989
5,200	Intevac, Inc. (b) (L)	87,360
7,600	Lennox International, Inc.	174,040
3,800	Regal-Beloit Corp.	165,300
11,200	Schneider SA	1,247,644
3,900	SMC Corp.	516,366
20,200	Whirlpool Corp. (L)	1,699,022
35,100	Zebra Technologies Corp., Class A (b) (L)	1,254,474

		13,177,107

Manufacturing (1.6%):
8,000	A.O. Smith Corp. (L)	315,440
10,950	Applied Industrial Tech, Inc. (L)	267,180

Shares
or
Principal	Security
Amount	Description	Value
12,000	Arctic Cat, Inc. (L)	199,200
13,100	Assa Abloy AB, Class B	243,619
4,000	Chaparral Steel Co. (b) (L)	136,240
3,800	FEI Co. (b) (L)	80,218
3,200	Greif Inc., Class A	256,352
70,600	Gujarat Ambuja Cements Ltd. – GDR (R)	179,635
31,030	Hankook Tire Co., Ltd.	408,376
33,400	Illinois Tool Works, Inc.	1,499,660
52,800	Ingersoll-Rand Co.	2,005,344
10,000	Kao Corp.	266,836
7,500	Kellwood Co. (L)	216,225
72,000	Mitsubishi Heavy Industries Ltd.	298,247
1,800	NACCO Industries, Inc. (L)	244,638
7,500	Nordson Corp. (L)	298,950
57,400	Parker Hannifin Corp.	4,461,701
4,100	Reddy Ice Holdings, Inc. (L)	99,220
10,200	Siemens AG	888,973
76,200	Skyworks Solutions, Inc. (b)	395,478
4,800	Standex International Corp. (L)	133,824
95,000	Sumitomo Metal Industries, Ltd.	364,549
5,200	Sun Hydraulics Corp. (L)	106,652
8,600	Tennant Co. (L)	209,324
18,800	Thor Industries, Inc. (L)	773,996
4,500	Tokyo Seimitsu Co., Ltd.	236,341

		14,586,218

Medical Products (4.6%):
27,600	Affymetrix, Inc. (b) (L)	595,056
9,300	Alcon, Inc.	1,064,850
30,900	Alkermes, Inc. (b) (L)	489,765
92,000	Amgen, Inc. (b)	6,580,760
15,650	Applera Corp.-Celera Genomics Group (b)	217,848
91,400	Baxter International, Inc.	4,155,044
29,400	Beckman Coulter, Inc.	1,692,264
36,500	Biomet, Inc.	1,174,935
285,900	Boston Scientific Corp. (b)	4,228,461
13,700	C. R. Bard, Inc.	1,027,500
35,000	Depomed, Inc. (b) (L)	142,800
26,964	Genzyme Corp. (b)	1,819,261
6,600	Hoya Corp.	248,793
81,600	Johnson & Johnson, Inc.	5,299,104
106,100	Kinetic Concepts, Inc. (b) (L)	3,337,906
4,100	Medical Action Industries Inc. (b) (L)	110,249
32,400	Medtronic, Inc.	1,504,656
9,000	Meridian Bioscience, Inc. (L)	211,590
4,226	Metabasis Therapeutics, Inc. (b) (L)	23,750
12,500	Millipore Corp. (b)	766,250
5,700	Palomar Medical Technologies, Inc. (b) (L)	240,540
27,000	Patterson Co., Inc. (b) (L)	907,470
8,100	Replidyne, Inc. (b)	76,221
28,400	Sanofi-Synthelabo SA	2,525,180
20,900	Smith & Nephew Plc	191,758
26,600	Telik, Inc. (b) (L)	473,214
72,100	Vertex Pharmaceuticals, Inc. (b) (L)	2,426,165
20,380	Zeneca Group Plc	1,270,562

		42,801,952

Metals and Mining (2.1%):
19,900	Alcan, Inc.	793,413
161,600	Alcoa, Inc.	4,531,263
5,600	AngloGold Ashanti Ltd. – ADR	211,344
10,800	Barrick Gold Corp.	331,776
35,700	Cameco Corp.	1,303,623
1,090	Carpenter Technology Corp.	117,186
12,800	Cleveland-Cliffs, Inc. (L)	487,808

Shares
or
Principal	Security
Amount	Description	Value
20,080	Commercial Metals Co.	408,226
71,700	Freeport-McMoRan Copper & Gold, Inc., Class B	3,818,742
1,600	GMK Norilsk Nickel (L)	202,240
40,903	Harmony Gold Mining Co., Ltd. (b)	529,999
13,800	Harmony Gold Mining Co., Ltd. - ADR (b) (L)	178,434
14,400	Joy Global, Inc.	541,584
6,500	Mueller Industries, Inc. (L)	228,605
5,110	NS Group, Inc. (b) (L)	329,851
2,300	Oregon Steel Mills, Inc. (b) (L)	112,401
3,900	Polyus Gold – ADR (b)	171,210
970	POSCO	251,216
17,700	Repsol YPF SA	526,167
13,700	Rio Tinto Plc	646,593
5,200	Ryerson, Inc. (L)	113,828
31,500	Southern Copper Corp. (L)	2,913,750
8,000	Usinas Siderurgicas de Minas Gerais SA	238,341
4,600	Xstrata Plc	189,612

		19,177,212

Oil and Gas (6.7%):
17,700	Canadian Natural Resources	808,354
144,792	ChevronTexaco Corp.	9,391,209
155,738	ConocoPhillips	9,271,083
9,600	Delek US Holdings, Inc. (b)	177,600
62,380	Devon Energy Corp.	3,939,297
5,350	Eni SpA	158,361
29,300	EXCO Resources, Inc. (b)	363,613
172,800	Exxon Mobil Corp.	11,594,881
13,800	Frontier Oil Corp. (L)	366,804
3,500	Giant Industries, Inc. (b)	284,200
10,600	Global Industries Ltd. (b)	164,936
84,500	Hess Corp.	3,499,990
2,421	L’Air Liquide	493,387
29,400	Meridian Resource Corp. (b)	89,964
8,200	Neste Oil OYJ	238,048
138,200	NiSource, Inc.	3,004,468
6,900	OAO Gazprom – ADR (L)	298,287
110,000	Occidental Petroleum Corp.	5,292,100
5,100	Oil States International, Inc. (b)	140,250
23,200	Parker Drilling Co. (b)	164,256
9,700	Patterson-UTI Energy, Inc.	230,472
324,000	PetroChina Co. Ltd.	348,450
4,800	Petroleo Brasileiro SA – ADR	366,424
7,000	Pioneer Drilling Co. (b) (L)	89,880
7,100	Range Resources Corp.	179,204
7,102	Reliance Industries Ltd. GDR (b)	362,407
49,600	Royal Dutch Shell – ADR	3,278,560
54,946	Royal Dutch Shell, A Shares	1,807,361
48,000	Sasol Ltd.	1,582,873
19,000	SeaDrill Ltd. (b)	249,589
5,100	St. Mary Land & Exploration Co. (L)	187,221
5,900	Suncor Energy, Inc.	424,172
7,900	Swift Energy Co. (b) (L)	330,378
10,500	TETRA Technologies, Inc. (b)	253,680
10,400	Total SA	681,680
6,300	Trico Marine Services, Inc. (b) (L)	212,625
22,000	Tupras-Turkiye Petrol Rafinerileri A.S.	339,470
6,000	W&T Offshore, Inc. (L)	175,260
33,000	XTO Energy, Inc.	1,390,290

		62,231,084

Pharmaceuticals (5.8%):
146,500	Abbott Laboratories	7,114,040
54,800	Amylin Pharmaceuticals (b) (L)	2,415,036
15,000	Array Biopharma, Inc. (b)	127,800

Shares
or
Principal	Security
Amount	Description	Value
10,770	Astrazeneca Plc	671,058
8,300	Barr Pharmaceuticals, Inc. (b)	431,102
6,700	Bayer AG	340,295
70,600	Cardinal Health, Inc.	4,641,244
39,640	Cephalon, Inc. (b) (L)	2,447,770
29,700	Cubist Pharmaceuticals, Inc. (b) (L)	645,678
46,550	CV Therapeutics, Inc. (b) (L)	518,567
10,000	Daiichi Sankyo Co., Ltd.	283,778
28,700	Dendreon Corp. (b) (L)	128,289
25,860	Encysive Pharmaceuticals, Inc. (b) (L)	111,198
19,000	Endo Pharmaceuticals Holdings, Inc. (b)	618,450
101,600	Forest Laboratories, Inc. (b)	5,141,976
27,400	Gilead Sciences, Inc. (b)	1,882,380
16,200	Human Genome Sciences, Inc. (b) (L)	186,948
26,000	ICOS Corp. (b) (L)	651,560
18,100	IMS Health, Inc.	482,184
48,800	Incyte Pharmaceutical, Inc. (b) (L)	206,424
4,400	Kos Pharmaceuticals, Inc. (b) (L)	217,448
89,800	Medarex, Inc. (b) (L)	964,452
38,300	Merck & Co.. Inc.	1,604,770
176,900	Millennium Pharmaceuticals, Inc. (b)	1,760,155
13,300	Neurogen Corp. (b)	89,642
40,301	Novartis AG	2,346,820
4,100	Novo Nordisk A/S, Class B	304,395
19,080	NPS Pharmaceuticals, Inc. (b) (L)	72,695
9,000	Perrigo Co. (L)	152,730
258,415	Pfizer, Inc.	7,328,650
28,460	Regeneron Pharmaceuticals, Inc. (b) (L)	446,537
27,500	Rigel Pharmaceuticals, Inc. (b) (L)	282,425
4,067	Roche Holding AG	701,408
7,900	Sciele Pharma, Inc. (b) (L)	148,836
19,900	Teva Pharmaceutical Industries Ltd.	678,391
10,300	Trimeris, Inc. (b) (L)	90,640
7,100	UCB SA	450,989
95,800	Watson Pharmaceutical, Inc. (b)	2,507,086
86,800	Wyeth	4,412,912
18,280	Zymogenetics, Inc. (b) (L)	308,384

		53,915,142

Printing and Publishing (0.5%):
12,900	Journal Register Co. (L)	73,143
69,600	McGraw-Hill Companies, Inc.	4,038,889
28,000	Reed International Plc	309,850
15,900	Trinity Mirror Plc	141,354
38,800	Yell Group Plc	431,538

		4,994,774

Real Estate (0.9%):
4,500	Agree Realty Corp. (L)	147,825
171,000	Amoy Properties Ltd.	365,175
19,060	Anthracite Capital, Inc. (L)	245,112
12,290	Arbor Realty Trust, Inc. (L)	314,132
37,400	Ashford Hospitality Trust (L)	446,182
17,800	Camden Property Trust	1,352,978
23,300	Capital Lease Funding, Inc. (L)	258,397
18,700	Diamondrock Hospitality Co.	310,607
14,000	Fieldstone Investment Co. (L)	122,220
7,300	Glenborough Realty Trust, Inc.	187,829
51,000	Hang Lung Group, Ltd.	131,231
14,600	Hersha Hospitality Trust (L)	140,160
13,800	Highland Hospitality Corp. (L)	197,754
24,600	Impac Mortgage Holdings, Inc. (L)	230,502
35,090	IndyMac Mortgage Holdings, Inc. (L)	1,444,304

Shares
or
Principal	Security
Amount	Description	Value
8,100	KKR Financial Corp.	198,774
6,500	Meritage Homes Corp. (b) (L)	270,465
25,000	Mitsubishi Estate Co.	546,379
13,700	NorthStar Realty Finance Corp. (L)	173,990
25,600	Republic Property Trust (L)	282,112
3,500	Sovran Self Storage, Inc. (L)	194,425
10,000	Sumitomo Realty & Development Co., Ltd.	293,943
26,000	Sun Hung Kai Properties	283,791
5,175	Technical Olympic USA (L)	50,870

		8,189,157

Restaurants (0.7%):
48,300	Cheesecake Factory, Inc. (b) (L)	1,313,277
39,600	Darden Restaurants, Inc.	1,681,812
28,000	McDonald’s Corp.	1,095,360
7,800	P.F. Chang’s China Bistro, Inc. (b) (L)	270,738
5,400	Panera Bread Co., Class A (b)	314,550
38,900	YUM! Brands, Inc.	2,024,745

		6,700,482

Retail (4.3%):
3,800	AnnTaylor Stores Corp. (b)	159,068
1,000	Arden Group, Inc., Class A (L)	116,400
73,820	Barnes & Noble, Inc.	2,800,731
48,300	Bed Bath & Beyond, Inc. (b)	1,847,958
6,100	Bon-Ton Stores, Inc. (L)	181,414
6,000	Books-A-Million, Inc. (L)	107,100
5,800	Brown Shoe Co., Inc.	207,872
22,405	Cato Corp. (L)	490,894
4,900	Cawachi Ltd.	148,598
11,400	Circuit City Stores, Inc. (L)	286,254
75,090	Claire’s Stores, Inc.	2,189,624
900	Columbia Sportswear Co. (b)	50,247
27,300	Compagnie Financiere Richemont AG	1,310,992
54,900	Dillard’s, Inc., Class A (L)	1,796,877
92,000	Dollar General Corp.	1,253,960
11,700	Dress Barn, Inc. (b) (L)	255,294
96,000	DSW, Inc. (b) (L)	3,024,000
59,500	Edgars Consolidated Stores Ltd.	229,934
2,700	GameStop Corp. (b)	124,956
226,200	Gap, Inc.	4,286,489
185,000	GOME Electrical Appliances Holdings, Ltd.	150,051
5,900	Ingles Markets, Inc., Class A (L)	155,642
34,100	Jusco Ltd.	836,252
55,300	Kesa Electricals Plc	336,446
61,200	Kingfisher Plc	280,328
112,100	Limited Brands, Inc.	2,969,529
5,000	Lojas Renner SA	290,323
6,703	Lotte Shopping Co. – GDR (b) (R)	117,168
20,500	Massmart Holdings Ltd.	150,282
104,520	Office Depot, Inc. (b)	4,149,444
5,100	Pantry, Inc. (b) (L)	287,487
74,000	Quiksilver, Inc. (b) (L)	899,100
8,250	Select Comfort Corp. (b) (L)	180,510
5,000	Shimamura Co., Ltd.	488,776
520	Shinsegae Co., Ltd.	269,345
4,300	Shoe Carnival, Inc. (b) (L)	108,446
33,000	Tesco Plc	221,882
339	Village Super Market, Class A (L)	22,679
28,900	Wal-Mart Stores, Inc.	1,425,348
43,000	Walgreen Co.	1,908,770
314,712	Walmart De Mexico SA	1,070,556
14,500	Weis Markets, Inc. (L)	577,100
23,100	Wet Seal, Inc., Class A (b) (L)	141,834

Shares
or
Principal	Security
Amount	Description	Value
33,800	Whole Foods Market, Inc.	2,008,734

		39,914,694

Technology (0.8%):
29,900	Aquantive, Inc. (b) (L)	706,238
60,600	Brooks Automation, Inc. (b)	790,830
5,200	Canon, Inc.	271,343
5,100	CommScope, Inc. (b) (L)	167,586
12,500	Digimarc Corp. (b)	96,875
9,700	Dolby Laboratories, Inc., Class A (b)	192,545
40,700	Eresearch Technology, Inc. (b) (L)	330,077
114,090	Intel Corp.	2,346,831
41,200	Linear Technology Corp.	1,282,144
133,300	RF Micro Devices, Inc. (b)	1,010,414
2,700	Western Digital Corp. (b)	48,870

		7,243,753

Telecommunications (6.1%):
39,300	America Movil	1,547,241
24,700	Arris Group, Inc. (b)	283,062
237,700	AT&T, Inc.	7,739,511
107,200	Avaya, Inc. (b) (L)	1,226,368
94,300	BellSouth Corp.	4,031,325
59,900	CenturyTel, Inc.	2,376,233
27,500	Consolidated Communications Holdings, Inc.	514,525
216,400	Corning, Inc. (b)	5,282,324
9,694	Embarq Corp.	468,899
68,000	Koninklijke (Royal) KPN NV	866,451
24,100	Korea Telecom Corp.	517,427
71,000	Magyar Telekom Nyrt. (b)	285,362
4,600	Mobile TeleSystems – ADR	173,742
433,300	Motorola, Inc.	10,832,499
63,000	Polycom, Inc. (b)	1,545,390
30,430	Premiere Global Services, Inc. (b) (L)	264,132
1,705,500	PT Telekomunikasi Indonesia	1,563,067
40,900	Qualcomm, Inc.	1,486,715
296,200	Qwest Communications International, Inc. (b)	2,582,864
17,000	SES Global	253,002
378,575	Singapore Telecommunications Ltd. (R)	582,423
419,681	Sprint Corp.	7,197,529
1,214	Swisscom AG	403,101
6,300	Syniverse Holdings, Inc. (b) (L)	94,500
100,000	Telefonaktiebolaget LM Ericsson	346,687
17,303	Telefonica De Espana	299,590
75,000	Telstra Corp., Ltd.	207,575
8,600	Tim Participacoes SA ADR	239,510
6,600	Vimpel-Communications – ADR (b)	399,894
1,064,785	Vodafone Group Plc	2,431,174

		56,042,122

Transportation (2.4%):
2,000	AMERCO (b)	148,300
18,000	Companhia de Consessoes Rodoviarias	174,194
66,400	Con-way, Inc.	2,976,048
78,200	CSX Corp.	2,567,306
15,800	Deutsche Post AG	413,851
42,800	Expeditors International of Washington, Inc.	1,908,024
12,500	Fedex Corp.	1,358,500
42,000	Hankyu Holdings, Inc.	263,634
12,200	Horizon Lines, Inc., Class A	203,740
800	Landstar System, Inc.	34,160
7,500	Old Dominion Freight Line, Inc. (b) (L)	225,225

Shares
or
Principal	Security
Amount	Description	Value
4,900	Pacer International, Inc. (L)	136,024
161,148	Qantas Airways, Ltd.	470,047
12,100	Rent-A-Center, Inc. (b)	354,409
27,850	Ryder System, Inc.	1,439,288
172,500	Southwest Airlines Co.	2,873,850
41,000	Tokyu Corp.	282,016
67,900	United Parcel Service, Inc., Class B	4,884,727
9,480	Veolia Environnement	571,667
16,900	Werner Enterprises, Inc. (L)	316,199
35,000	Yamato Transport	506,692

		22,107,901

Waste Management (0.9%):
5,200	Waste Industries USA, Inc. (L)	140,556
220,600	Waste Management, Inc.	8,091,608

		8,232,164

Total Common Stocks		905,724,740

Exchange Traded Funds (0.1%):
18,900	iShares Russell 1000 Index Fund	1,364,580

Total Exchange Traded Funds		1,364,580

Cash Equivalents (2.1%):
19,598,906	JP Morgan Cash Trade Execution	19,598,906

Total Cash Equivalents		19,598,906

Investments Held As Collateral For Loaned Securities (13.8%):
3,802,188	Bear Stearns ABS, 5.38%, 10/25/06*	3,802,188
5,998,270	CC USA, Inc. MTN, 5.38%, 10/2/06*	5,998,270
5,000,000	Citigroup, Inc. MTN, 5.41%, 10/2/06*	5,000,000
5,000,000	Dorada Finance, Inc. MTN, 5.37%, 10/2/06*	5,000,000
10,000,000	Dresdner Bank Repurchase Agreement, 5.43%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $10,004,521, collateralized by various corporate bonds, fair value $10,500,000)	10,000,000
4,532,078	Goldman Sachs Asset Allocation ABS, 5.42%, 10/25/06*	4,532,078
5,000,000	Goldman Sachs Group, Inc. MTN, 5.49%, 10/2/06*	5,000,000
4,997,815	K2 (USA) LLC MTN, 5.38%, 10/2/06*	4,997,815
1,288,000	Lehman Brothers Mortgage Loan Term ABS, 5.37%, 10/25/06*	1,288,000
5,000,000	Lehman Brothers Repurchase Agreement, 5.30%, 10/26/06 (Purchased on 9/26/06, proceeds at maturity $5,022,083 collateralized by various corporate bonds, fair value $5,100,000)	5,000,000

11,749,908	Lehman Brothers Repurchase Agreement, 5.36%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $11,760,405 collateralized by various U.S. government agency obligations, fair value $11,984,907)	11,749,908

Shares
or
Principal	Security
Amount	Description	Value
12,000,000	Lehman Brothers Repurchase Agreement, 5.53%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $12,005,525 collateralized by various corporate bonds, fair value $12,600,000)	12,000,000
12,000,000	Lehman Holdings MTN, 5.50%, 10/2/06*	12,000,000
3,999,706	Liberty Lighthouse US Capital MTN, 5.33%, 10/2/06*	3,999,706
10,005,524	Merrill Lynch & Co. MTN, 5.45%, 10/2/06*	10,005,524
5,000,000	Monumental Global Funding II MTN, 5.54%, 10/2/06*	5,000,000
4,000,000	Morgan Stanley MTN, 5.56%, 10/2/06*	4,000,000
6,750,000	Natexis Banques Populaires New York Yankee CD, 5.35%, 10/2/06*	6,750,000
5,000,000	United of Omaha Life Insurance Funding Agreement, 5.41%, 10/2/06*	5,000,000
4,999,160	Wachovia Bank NA Bank Note, 5.37%, 10/2/06*	4,999,160
1,500,000	Wachovia Bank NA Bank Note, 5.52%, 10/2/06*	1,500,000

Total Investments Held As Collateral For Loaned Securities		127,622,649

Total (Cost $922,285,886) (a)		$1,054,310,875

Percentages indicated are based on net assets of $925,891,115.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $7,873,552, attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$149,404,727
Unrealized depreciation	(25,253,290)

Net unrealized appreciation (depreciation)	$124,151,437

(b)	Non-income producing securities.

(c)	Fair valued security.

(L)	A portion or all of the Security is on loan.

(R)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities liquid.

ABS	Asset Backed Security

ADR	American Depository Receipt

GDR	Global Depository Receipt

MTN	Medium Term Note
See notes to schedule of investments.

New Covenant Funds
Income Fund
Schedule of Investments	September 30, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
ASSET BACKED SECURITIES (2.3%):
3,310,000	Bank of America Commercial Mortgage, Inc., 5.48%, 6/10/39 *	$3,338,684

575,000	Lehman XS Trust, 5.11%, 7/25/35, 2005-1 3A3A *	536,991

565,000	Lehman XS Trust, 5.76%, 11/25/35, 2005-6 3A3A *	544,049

4,860,000	Master Asset Backed Securities Trust, 5.23%, 11/25/35 *	4,825,203

268,205	Residential Asset Mortgage Products, Inc., 4.00%, 1/25/30	266,654

2,895,000	Residential Asset Mortgage Products, Inc., 5.46%, 5/25/32	2,887,656

Total ASSET BACKED SECURITIES		12,399,237

Corporate Bonds (16.1%):
2,000,000	Abbott Laboratories, 5.88%, 5/15/16	2,075,696

2,165,000	Alcan, Inc., 6.13%, 12/15/33 (L)	2,167,613

850,000	Allergan, Inc., 5.75%, 4/1/16, (R)	863,975

780,000	American General Finance, 4.50%, 11/15/07	774,083

2,500,000	American International Group, 4.70%, 10/1/10	2,461,153

1,000,000	Bank of America Corp., 4.38%, 12/1/10 (L)	972,722

3,675,000	Bottling Group LLC, 5.00%, 11/15/13	3,612,797

3,800,000	Burlington Northern Santa Fe, 6.75%, 7/15/11	4,035,368

2,500,000	Carolina Power & Light, 6.50%, 7/15/12	2,632,960

1,500,000	Caterpillar Financial Services Corp., 3.70%, 8/15/08	1,460,115

10,000,000	Coca-Cola Enterprises, 6/20/20	4,544,830

1,600,000	EOP Operating LP, 6.80%, 1/15/09	1,648,883

1,885,311	FedEx Corp., 6.72%, 1/15/22	2,029,207

1,950,000	Firstar Bank, 7.13%, 12/1/09	2,060,219

4,510,000	General Electric Capital Corp., 6.13%, 2/22/11	4,683,689

3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,453,672

2,000,000	Home Depot, Inc., 5.40%, 3/1/16	1,990,428

600,000	Household Finance Corp., 4.75%, 5/15/09 (L)	594,922

1,500,000	Household Finance Corp., 4.13%, 11/16/09 (L)	1,455,729

1,070,000	International Paper Co., 6.50%, 11/15/07	1,078,373

Shares
or
Principal	Security
Amount	Description	Value
475,000	International Paper Co., 5.85%, 10/30/12	485,978

1,750,000	Kinder Morgan Energy Partners, 7.40%, 3/15/31	1,924,325

2,235,000	May Department Stores Co., 7.45%, 9/15/11	2,383,145

4,000,000	Merrill Lynch & Co., 4.13%, 9/10/09	3,886,704

4,250,000	Metlife, Inc., 5.00%, 6/15/15 (L)	4,121,675

3,055,000	Morgan Stanley, 3.63%, 4/1/08 (L)	2,985,315

1,250,000	National City Corp., 4.50%, 3/15/10	1,220,718

1,185,000	National City Corp., 6.88%, 5/15/19	1,315,170

3,785,000	PNC Funding Corp., 6.13%, 2/15/09	3,867,377

5,015,000	SBC Communications, Inc., 4.13%, 9/15/09	4,859,741

900,000	Sprint Capital Corp., 7.63%, 1/30/11	969,934

3,575,000	Sprint Capital Corp., 6.88%, 11/15/28	3,633,433

2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,951,262

850,000	Target Corp., 5.88%, 7/15/16	882,575

775,000	Time Warner, Inc., 6.88%, 5/1/12	820,425

2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,658,941

3,500,000	Wells Fargo Corp., 4.20%, 1/15/10	3,402,878

Total Corporate Bonds		85,966,030

MORTGAGE-BACKED SECURITIES (67.4%):
3,825,000	Banc of America Commercial Mortgage, Inc., 4.88%, 7/10/42	3,718,325

1,199,536	Banc of America Funding Corp., 5.18%, 7/20/36 *	1,192,339

2,685,000	Banc of America Funding Corp., 5.75%, 7/20/36 *	2,672,872

4,615,000	Bear Stearns Commercial Mortgage Securities, 5.47%, 6/11/41	4,651,723

677,768	Commercial Mortgage Pass-Through Certificate, 2.96%, 3/10/39 *	657,864

4,305,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, 5.25%, 6/25/35	4,267,646

1,370,000	General Electric Capital Commercial Mortgage Corp., 4.60%, 11/10/38	1,313,675

1,230,000	GMAC Commercial Mortgage Securities, Inc., 5.30%, 8/10/38	1,227,083

2,952,456	Goldman Sachs Mortgage Securities Corp., 2.90%, 1/10/40	2,894,565

4,963,921	Indymac Index Mortgage Loan Trust, 5.88%, 6/25/36 *	5,004,566

4,580,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.40%, 1/12/39	4,324,858

4,855,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.77%, 3/12/39	4,725,360

Shares
or
Principal	Security
Amount	Description	Value
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.56%, 6/12/41 *	4,053,051

4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.81%, 6/12/43 *	4,138,404

1,125,000	LB-UBS Commercial Mortgage Trust, 5.02%, 8/15/29	1,104,156

8,410,000	LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29	8,136,698

3,885,000	LB-UBS Commercial Mortgage Trust, 4.93%, 9/15/35	3,821,309

1,001,343	Merrill Lynch Mortgage Investors, Inc., 5.37%, 7/25/36	996,846

2,795,000	Morgan Stanely Mortgage Loan Trust, 5.96%, 6/25/36 *	2,790,677

560,000	Nomura Asset Acceptance Corp., 6.41%, 5/25/36	568,736

1,112,079	Residential Funding Mortgage Securities I, 5.89%, 8/25/36 *	1,117,862

1,515,561	Wachovia Bank Commercial Mortgage Trust, 3.00%, 4/15/35	1,479,048

4,995,000	Wachovia Bank Commercial Mortgage Trust, 5.22%, 1/15/41	4,959,139

3,000,000	Washington Mutual, Inc., 4.20%, 1/15/10	2,906,952

1,125,000	Washington Mutual, Inc., 3.99%, 10/25/33 *	1,097,542

4,130,000	Washington Mutual, Inc., 4.68%, 5/25/35	4,032,223

4,082,269	Washington Mutual, Inc., 5.98%, 9/25/36 *	4,122,185

5,320,000	Wells Fargo Mortgage Backed Securities Trust, 5.62%, 5/25/36 *	5,328,512

7,479,428	Wells Fargo Mortgage Backed Securities Trust, 5.61%, 7/25/36 *	7,492,405

	Fannie Mae
1,476,051	7.21%, 5/1/07	1,473,567
2,803,845	6.23%, 1/1/08	2,810,594
3,509,671	6.36%, 8/1/08	3,546,421
904,136	6.13%, 10/1/08	911,674
1,489,580	4.96%, 11/1/08	1,476,903
1,544,639	7.01%, 11/1/08	1,581,809
3,117,278	7.26%, 12/1/10	3,324,524
7,840,431	6.20%, 1/1/11	8,083,090
2,590,134	6.48%, 1/1/11	2,693,112
1,046,906	4.92%, 4/1/11	1,036,142
4,677,416	6.10%, 4/1/11	4,837,541
934,559	6.09%, 5/1/11	961,383
1,306,044	6.31%, 5/1/11	1,354,163
2,305,000	6.28%, 8/1/11	2,400,338
2,358,626	6.13%, 10/1/11	2,442,293
918,304	4.88%, 1/1/13	907,134
5,872,606	3.95%, 7/1/13	5,491,390
3,307,092	6.00%, 12/25/16	3,358,207
1,309,249	6.50%, 8/1/17	1,338,873
3,912,877	5.00%, 1/1/21	3,856,825
5,275,000	5.00%, 10/1/21, (b)	5,184,333
4,830,000	5.00%, 10/1/21, (b)	4,746,982
6,540,000	5.00%, 10/1/21, (b)	6,427,590
1,268,278	4.50%, 9/25/25	1,249,830
166,374	7.50%, 5/1/27	172,830
130,755	7.50%, 4/1/29, Pool #323645	135,855
156,820	7.50%, 4/1/29, Pool #323640	162,936
25,814	7.50%, 8/1/29, Pool #252712	26,812

Shares
or
Principal	Security
Amount	Description	Value
138,468	7.50%, 7/1/30	143,868
5,738,000	5.00%, 10/25/30	5,603,232
550,589	7.50%, 12/1/30	571,789
958,753	5.00%, 5/25/32	936,776
668,520	7.00%, 6/1/32	688,270
2,945,000	5.50%, 9/25/32	2,928,202
960,000	4.50%, 7/25/33	929,551
993,091	5.50%, 7/25/34	994,968
4,805,287	5.50%, 12/25/34	4,814,599
4,940,298	5.50%, 2/1/35, Pool #735224	4,882,453
3,878,128	5.00%, 8/1/35	3,790,409
2,501,582	5.50%, 8/1/35, ARM 835749	2,466,563
4,338,269	5.36%, 9/1/35, ARM 836133	4,287,313
664,513	5.50%, 10/1/35, ARM 836178	655,211
1,259,651	5.46%, 1/1/36	1,258,000
4,574,862	5.48%, 1/1/36, ARM 849272	4,555,421
2,266,078	5.52%, 2/1/36, ARM 852435	2,264,584
3,927,165	5.53%, 3/1/36	3,913,430
3,435,913	5.88%, 7/1/36	3,451,112
1,890,000	5.00%, 10/1/36, (b)	1,857,515
1,285,000	5.50%, 10/1/36, (b)	1,266,126
5,810,000	5.50%, 10/1/36, (b)	5,724,663
7,630,000	5.93%, 10/1/36, (b)	7,701,722
2,905,000	6.00%, 10/1/36, (b)	2,918,619
9,395,000	6.00%, 10/1/36, (b)	9,439,043
4,322,410	5.90%, 7/25/42	4,347,963
7,645,000	5.50%, 11/25/43	7,600,491
	Freddie Mac
5,518,553	6.98%, 10/1/10, Pool #W20024	5,849,666
1,285,000	6.90%, 12/1/10	1,361,715
2,106,043	4.00%, 8/15/13	2,076,708
1,490,000	4.50%, 8/15/13	1,474,709
3,105,000	4.50%, 7/15/16	3,046,828
3,296,687	6.00%, 5/15/17	3,352,492
705,349	6.50%, 9/1/19	720,042
4,150,000	5.00%, 2/15/20	4,117,507
4,145,862	5.00%, 12/1/20, Pool #G11880	4,075,393
4,074,667	5.00%, 4/1/21, Pool #G12185	4,005,408
5,240,000	5.00%, 2/15/28	5,161,332
1,240,000	5.50%, 4/15/30	1,232,657
4,165,000	5.00%, 7/15/30	4,072,066
1,210,000	5.50%, 8/15/30	1,201,953
3,834,993	5.00%, 5/15/31	3,781,435
3,117,742	5.00%, 6/15/31	3,071,409
5,270,000	5.00%, 8/15/31	5,108,750
6,181,860	5.00%, 2/15/32	6,076,508
1,230,000	5.00%, 3/15/32	1,192,108
7,860,000	5.50%, 6/15/32	7,775,437
4,165,000	5.00%, 10/15/32	4,046,023
4,150,000	5.00%, 6/15/33	3,953,015
1,040,000	5.00%, 10/15/33	990,260
3,395,000	5.00%, 3/15/34	3,240,002
3,120,000	5.00%, 5/15/34	2,972,578
1,115,000	5.00%, 6/15/34	1,061,512
950,000	5.00%, 9/15/34	904,871
2,629,002	5.00%, 12/1/35, Pool #A40536	2,530,687
1,104,013	5.35%, 4/1/36	1,095,319
6,299,376	5.48%, 5/1/36	6,301,590
1,430,000	5.00%, 10/1/36, (b)	1,375,481
4,375,000	5.00%, 10/1/36, (b)	4,208,203
535,000	5.00%, 10/1/36, (b)	514,603
Total MORTGAGE-BACKED SECURITIES		358,729,932

U.S. TREASURY OBLIGATIONS (10.1%):
9,340,000	U.S. Treasury Bonds, 7.50%, 11/15/16 (L)	11,444,423

Shares
or
Principal	Security
Amount	Description	Value
29,770,000	U.S. Treasury Bonds, 7.25%, 8/15/22 (L)	37,689,297

3,945,000	U.S. Treasury Notes, 3.00%, 2/15/08 (L)	3,852,695

840,000	U.S. Treasury Notes, 3.38%, 11/15/08 (L)	818,278

250,000	U.S. Treasury Notes, 4.25%, 8/15/15 (L)	243,272

Total U.S. TREASURY OBLIGATIONS		54,047,965

Closed End Investment Companies (1.6%):
358,900	MFS Government Markets Income Trust	2,332,850

191,200	MFS Intermediate Income Trust	1,173,968

148,700	Putnam Master Intermediate Income Trust	914,505

279,900	Putnam Premier Income Trust	1,743,777

49,500	Salomon Brothers Global High Income Fund Inc. (L)	647,460

72,500	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	838,100

73,600	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	855,968

Total Closed End Investment Companies		8,506,628

Cash Equivalents (11.8%):
62,899,184	JP Morgan Cash Trade Execution (c)	62,899,184

Total Cash Equivalents		62,899,184

Investments Held As Collateral For Loaned Securities (5.0%):
4,998,558	CC USA, Inc. MTN, 5.38%, 10/2/06*	4,998,558

1,000,000	Citigroup, Inc. MTN, 5.41%, 10/2/06*	1,000,000

994,063	Countrywide Loans ABS, 5.38%, 10/25/06*	994,063

11,350,823	Lehman Brothers Repurchase Agreement, 5.36%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $11,355,892 collateralized by various U.S. government agency obligations, fair value $11,577,839)	11,350,823

2,000,000	Lehman Holdings MTN, 5.50%, 10/2/06*	2,000,000

2,000,000	Monumental Global Funding II MTN, 5.54%, 10/2/06*	2,000,000

2,000,000	Morgan Stanley MTN, 5.56%, 10/2/06*	2,000,000

1,000,000	Natexis Banques Populaires New York Yankee CD, 5.35%, 10/2/06*	1,000,000

250,004	Royal Bank of Canada Yankee CD, 5.30%, 10/2/06*	250,004

1,000,000	Wachovia Bank NA Bank Note, 5.52%, 10/2/06*	1,000,000

Total Investments Held As Collateral For Loaned Securities		26,593,448

Shares
or
Principal	Security
Amount	Description	Value
Total (Cost $607,627,786) (a)		$609,142,424

Percentages indicated are based on net assets of $532,973,726.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount $289,219, attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,538,083
Unrealized depreciation	(4,312,664)

Net unrealized appreciation (depreciation)	$1,225,419

*	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(b)	Security purchased on a when-issued or delayed delivery basis.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(L)	A portion or all of the security is on loan.

(R)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

MTN           Medium Term Note
See notes to schedules of investments.

New Covenant Funds
Balanced Growth Fund
Schedule of Investments	September 30, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
INVESTMENT COMPANIES (98.5%):
5,872,703	New Covenant Growth Fund (b)	$199,906,806
4,726,391	New Covenant Income Fund (b)	117,498,081

Total INVESTMENT COMPANIES		317,404,887

Cash Equivalents (1.8%):
5,777,129	JP Morgan Cash Trade Execution	5,777,129

Total Cash Equivalents		5,777,129

Total (Cost $282,940,288) (a)		$323,182,016

Percentages indicated are based on net assets of $322,203,720.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $14,136,137, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$27,524,726
Unrealized depreciation	(1,419,135)

Net unrealized appreciation (depreciation)	$26,105,591

(b)	Investment in affiliate in accordance with Section 12(d)(1)(g) of the Investment Company Act of 1940, as amended.
See notes to schedules of investments.

New Covenant Funds
Balanced Income Fund
Schedule of Investments	September 30, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
INVESTMENT COMPANIES (98.6%):
1,364,725	New Covenant Growth Fund (b)	$46,455,253
3,033,078	New Covenant Income Fund (b)	75,402,327

Total INVESTMENT COMPANIES		121,857,580

Cash Equivalents (0.6%):
710,149	JP Morgan Cash Trade Execution	710,149

Total Cash Equivalents		710,149

Total (Cost $110,700,569) (a)		$122,567,729

Percentages indicated are based on net assets of $123,523,263.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $2,367,384, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,473,140
Unrealized depreciation	(973,364)

Net unrealized appreciation (depreciation)	$9,499,776

(b)	Investment in affiliate in accordance with Section 12(d)(1)(g) of the Investment Company Act of 1940, as amended.
See notes to schedules of investments.

Notes to Schedule of Investments
NEW COVENANT FUNDS
September 30, 2006
(unaudited)
1. Organization
New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.
Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.
Securities Transactions and Investment Income: Security transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Options: The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at September 30, 2006.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.
Forward Foreign Currency Contracts: The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished. There were no contracts outstanding at September 30, 2006.
Loans of Portfolio Securities: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement.
At September 30, 2006, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

The value of the loaned securities and related collateral at September 30, 2006, was as follows:

	Value of	Value of	Value of
	Securities Loaned	Cash Collateral	Non-Cash Collateral
Growth Fund	$124,468,022	$127,622,649	$—
Income Fund	53,992,635	26,593,448	28,519,668
Repurchase Agreements: The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and the collateral is marked-to-market daily. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will maintain cash and U.S. government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.
The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.
When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.
As of September 30, 2006, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount
Income Fund	$51,364,881
5. Risk Factors
The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.
The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) New Covenant Funds

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date November 17, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech

Robert E. Leech, President
Date November 17, 2006

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date November 17, 2006